Revision of Previously Issued Financial Statements (Details) - Schedule of previously issued audited balance sheet	Jun. 30, 2021 USD ($)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Forward Purchase Agreement liability
Warrant Liability
Class A ordinary shares subject to possible redemption	214,639,150
Class A ordinary share	104
Additional paid-in capital	5,024,690
Accumulated deficit	(25,438)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Forward Purchase Agreement liability	53,954
Warrant Liability	16,576,773
Class A ordinary shares subject to possible redemption	(16,625,000)
Class A ordinary share	166
Additional paid-in capital	566,360
Accumulated deficit	(566,524)
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Forward Purchase Agreement liability	53,954
Warrant Liability	16,576,773
Class A ordinary shares subject to possible redemption	198,014,150
Class A ordinary share	270
Additional paid-in capital	5,591,050
Accumulated deficit	$ (591,962)